LEASES	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
LEASES

NOTE 11: LEASES

The Company has adopted ASU No. 2016-02, Leases (Topic 842), as of July 25, 2022 when they acquired White River, and as such will account for their leases in terms of the right of use assets and offsetting lease liability obligations under this pronouncement. The Company had had only short-term leases up through this acquisition. The Company recorded these amounts at present value, in accordance with the standard, using discount rates ranging between 0% and 11.36%. The right of use asset is composed of the sum of all lease payments, at present value, and is amortized straight line over the life of the expected lease term. For the expected term of the lease the Company used the initial terms ranging between 36 and 39 months. Upon the election by the Company to extend the lease for additional years, that election will be treated as a lease modification and the lease will be reviewed for re-measurement.

The Company has chosen to implement this standard using the modified retrospective model approach with a cumulative-effect adjustment, which does not require the Company to adjust the comparative periods presented when transitioning to the new guidance. The Company has also elected to utilize the transition related practical expedients permitted by the new standard. The modified retrospective approach provides a method for recording existing leases at adoption and in comparative periods that approximates the results of a modified retrospective approach. Adoption of the new standard did not result in an adjustment to retained earnings for the Company.

The Company’s portfolio of leases contains only operating leases. As of September 30, 2022, the value of the unamortized lease right of use asset is $172,141 (through maturity at June 30, 2024). As of September 30, 2022, the Company’s lease liability was $188,496.

Maturity of lease liability for the operating leases for the period ended September 30,
2023	$158,430
2024	$31,532
Imputed interest	$(1,466)
Total lease liability	$188,496

Disclosed as:
Current portion	$157,260
Non-current portion	$31,236

Amortization of the right of use asset for the period ended September 30,
2023	$143,318
2024	$28,823

Total	$172,141

Total Lease Cost

Individual components of the total lease cost incurred by the Company is as follows:

	Six months ended September 30, 2022	Six months ended September 30, 2021
	(unaudited)	(unaudited)
Operating lease expense	$72,244	$70,084

White River Holdings Corp [Member]
Restructuring Cost and Reserve [Line Items]
LEASES

NOTE 15: LEASES

The Company has adopted ASU No. 2016-02, Leases (Topic 842), as of April 1, 2019 and will account for their leases in terms of the right of use assets and offsetting lease liability obligations under this pronouncement. The Company recorded these leases at present value, in accordance with the standard, using discount rates ranging between 2.5% and 11.36%. The right of use asset is composed of the sum of all lease payments, at present value, and is amortized straight line over the life of the expected lease term. For the expected term of the lease the Company used the initial terms ranging between 42 and 60 months. Upon the election by the Company to extend the lease for additional years, that election will be treated as a lease modification and the lease will be reviewed for re-measurement.

The Company has chosen to implement this standard using the modified retrospective model approach with a cumulative-effect adjustment, which does not require the Company to adjust the comparative periods presented when transitioning to the new guidance. The Company has also elected to utilize the transition related practical expedients permitted by the new standard. The modified retrospective approach provides a method for recording existing leases at adoption and in comparative periods that approximates the results of a modified retrospective approach. Adoption of the new standard did not result in an adjustment to retained earnings for the Company.

As of March 31, 2022, the value of the unamortized lease right of use asset is $243,494, of which is from an operating lease (through maturity at November 30, 2023). As of March 31, 2022, the Company’s lease liability was $265,498, of which is from an operating lease.

Maturity of lease liability for the operating lease for the period ended March 31,
2023	$155,263
2024	$108,116
2024	$2,119
Total lease liability	$265,498

Disclosed as:
Current portion	$155,263
Non-current portion	$110,235

Amortization of the right of use asset for the period ended March 31,
2023	$142,907
2024	$98,468
2025	$2,119
Total	$243,494

Total Lease Cost

Individual components of the total lease cost incurred by the Company is as follows:

	Year ended March 31, 2022	Year ended March 31, 2021

Operating lease expense	$135,850	$79,246